COMMITMENTS - Schedule of Aircraft Acquisition (Details) R$ in Thousands	Dec. 31, 2025 BRL (R$) flight	Dec. 31, 2024 BRL (R$) flight
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value		R$ 20,453,154
Lessors
Disclsure of capital commitments [Line Items]
Number of aircraft committed to acquire | flight	9	17
Manufacturers
Disclsure of capital commitments [Line Items]
Number of aircraft committed to acquire | flight	52	94
Aircraft
Disclsure of capital commitments [Line Items]
Number of aircraft committed to acquire | flight	61	111
Financial disbursements calculated at present value	R$ 10,875,890
2025
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	0	R$ 1,960,910
2026
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	1,297,521	2,517,365
2027
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	978,011	5,910,751
2028
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	836,170	5,284,514
2029
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	2,344,423	3,691,292
After 2029
Disclsure of capital commitments [Line Items]
Financial disbursements calculated at present value	R$ 5,419,765	R$ 1,088,322